Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 09, 2018	Jun. 30, 2017
Document and Entity Information
Entity Registrant Name	CVS HEALTH Corp
Entity Central Index Key	0000064803
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 81,440,458,676
Entity Common Stock, Shares Outstanding		1,014,532,157
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY